Equity - Non-controlling interests - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2026	Jul. 03, 2025	Jul. 01, 2025	Jun. 30, 2025	Sep. 30, 2024	Jun. 30, 2024
Disclosure of reserves within equity [line items]
Proportion of ownership interest in subsidiary	100.00%
Guinness Nigeria
Disclosure of reserves within equity [line items]
Disposal, percentage of interest disposed					58.02%
Guinness Ghana Breweries PLC
Disclosure of reserves within equity [line items]
Disposal, percentage of interest disposed		80.40%
Seychelles Breweries Limited
Disclosure of reserves within equity [line items]
Disposal, percentage of interest disposed			54.40%
United Spirits Limited
Disclosure of reserves within equity [line items]
Proportion of ownership interests in subsidiary held by non-controlling interests	42.79%
Proportion of ownership interest in subsidiary	55.88%
Sichuan Shuijingfang Company Limited
Disclosure of reserves within equity [line items]
Proportion of ownership interests in subsidiary held by non-controlling interests	36.35%
Ketel One
Disclosure of reserves within equity [line items]
Proportion of ownership interest in subsidiary	50.00%
Ketel One distribution right
Disclosure of reserves within equity [line items]
Carrying value of distribution rights	$ 1,800			$ 1,800		$ 1,800